Long-Term Bank Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments and Receivables, Net [Abstract]
Schedule Of Long-Term Bank Deposits And Other Receivables
The following table presents the components of long-term bank deposits and other receivables as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Premises evacuation building input index receivable(1)	$22,587	$55,747
Derivative financial instruments(2)	24,327	14,279
Long term balances of Non-qualified deferred compensation plan (3)	11,524	10,492
Deposits with banks and other long-term receivables	9,072	7,130
	$67,510	$87,648

(1)    During 2019, the Company sold the premises evacuation receivable to an Israeli bank and is still entitled to receive building inputs index adjustments on the base premises evacuation receivable.(see also Note 4).

(2)    Derivative financial instruments related to long term projects.

(3)    Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code. (see Note 17).